SHARE-BASED COMPENSATION- Share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Options
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 6,682	$ 922	¥ 13,763
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share-based compensation expenses	8,229	1,134	1,835
Research and development expenses | Options
SHARE-BASED COMPENSATION
Share-based compensation expenses	2,487	343	6,909
Research and development expenses | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share-based compensation expenses	3,230	445	644
Administrative expenses | Options
SHARE-BASED COMPENSATION
Share-based compensation expenses	4,195	579	6,854
Administrative expenses | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 4,999	$ 689	¥ 1,191